IMPAIRMENT CHARGES (Schedule of Statement of Operation) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment charges and inventory provisioning [Abstract]
Impairment of PP&E (Note 11)	$ 733,000	$ 2,508,000	$ 1,795,000
Impairment of goodwill and other intangible assets (Note 14)	4,624,000	3,853,000	15,422,000
Impairment of prepayments (Note 16)	482,000	583,000	562,000
Total impairment loss	$ 5,839,000	$ 6,944,000	$ 17,779,000